Employee Benefit Plans - Plan Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Balance at the beginning of period	$ 274	$ 18
Actual return on plan assets	(26)	(16)
Contribution paid	233	160
Benefits (paid)/deposited	699	110
Foreign currency exchange rate changes	19	2
Balance at the end of period	$ 1,199	$ 274